UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            May 13, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $149,269


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200    8,801     263,188 Sh        Defined      02,03     263,188   0    0
Creo Inc                                Com       225606102   13,211     822,620 Sh        Defined      02,03     822,620   0    0
Enzon Pharmaceuticals Inc               Com       293904108   10,776   1,057,504 Sh        Defined      02,03   1,057,504   0    0
Eon Labs Inc                            Com       29412E100    2,407      79,600 Sh        Defined      02,03      79,600   0    0
Gillette Co                             Com       375766102    9,647     191,100 Sh        Defined      02,03     191,100   0    0
Great Lakes Chemical Corp               Com       390568103    1,664      51,800 Sh        Defined      02,03      51,800   0    0
Guidant Corp                            Com       401698105    4,131      55,900 Sh        Defined      02,03      55,900   0    0
Hibernia Corp                          Cl A       428656102    1,780      55,600 Sh        Defined      02,03      55,600   0    0
Mandalay Resort Group                   Com       562567107   16,643     236,100 Sh        Defined      02,03     236,100   0    0
May Department Stores Co                Com       577778103    5,458     147,400 Sh        Defined      02,03     147,400   0    0
Nextel Communications Inc              Cl A       65332V103   12,271     431,777 Sh        Defined      02,03     431,777   0    0
Nextel Partners Inc                    Cl A       65333F107    1,644      75,000 Sh        Defined      02,03      75,000   0    0
Palamone Inc                            Com       69713P107    2,284      90,000 Sh        Defined      02,03      90,000   0    0
Sears Holdings Corp                     Com       812350106   11,920      89,513 Sh        Defined      02,03      89,513   0    0
Titan Corp                              Com       888266103    5,395     297,100 Sh        Defined      02,03     297,100   0    0
Toys R Us Inc                           Com       892335100   13,565     526,600 Sh        Defined      02,03     526,600   0    0
USF Corp                                Com       91729Q101    3,837      79,500 Sh        Defined      02,03      79,500   0    0
Veritas Software Co                     Com       923436109   11,798     508,100 Sh        Defined      02,03     508,100   0    0
Western Wireless Corp                  Cl A       95988E204   12,037     317,100 Sh        Defined      02,03     317,100   0    0
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